Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and Cash Equivalents		$ 38,591,251	$ 33,060,390
Restricted Cash		13,670,094	7,306,430
LOANS:
Direct Cash Loans		906,145,148	873,432,972
Real Estate Loans		42,803,910	45,972,414
Sales Finance Contracts		134,370,899	118,959,994
Loans, Total		1,083,319,957	1,038,365,380
Unearned Finance Charges		156,180,673	151,081,033
Unearned Insurance Premiums and Commissions		69,464,895	69,124,817
Allowance for Loan Losses		68,302,012	67,311,208
Net Loans		789,372,377	750,848,322
INVESTMENT SECURITIES:
Available for Sale, at fair value		223,762,236	261,601,925
Other Assets		67,050,877	65,404,868
ASSETS, Total		1,132,446,835	1,118,221,935
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		770,586,158	716,536,361
Accrued Expenses and Other Liabilities		63,165,234	75,235,477
Subordinated Debt		29,101,153	29,692,344
LIABILITIES, Total		862,852,545	821,464,182
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive (Loss) Income		(22,369,007)	9,736,651
Retained Earnings		291,793,297	286,851,102
Stockholders' Equity, Total		269,594,290	296,757,753
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		1,132,446,835	1,118,221,935
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6